RELATED PARTY TRANSACTIONS - PPA (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) $ / MWh $ / MWh facility GWh	Dec. 31, 2018 USD ($) power_purchase_agreement	Dec. 31, 2017 USD ($)
Disclosure of transactions between related parties [line items]
Management service costs | $	$ 108	$ 80	$ 82
Energy marketing fees | $	$ 20	$ 24	24
Number of long-term power purchase agreements amended | power_purchase_agreement		2
Number of facilities, all energy purchased | facility	2
Power purchase agreement GLHA
Disclosure of transactions between related parties [line items]
Power purchase agreement, term	20 years
Power purchase agreement Lievre power
Disclosure of transactions between related parties [line items]
Power purchase agreement, term	20 years
Power Purchase Agreement Hydro Pontiac
Disclosure of transactions between related parties [line items]
Power purchase agreement, term	20 years
Power purchase agreement wind levelization
Disclosure of transactions between related parties [line items]
Power purchase agreement, term	10 years
Brookfield Renewable
Disclosure of transactions between related parties [line items]
Management fee fixed component quarterly | $	$ 5
Capitalization for management fees | $	18,000
Initial capitalization for management fees | $	8,000
Management fee fixed component | $	22
Management service costs | $	108	$ 80	$ 82
Energy marketing fees | $	$ 18
Brookfield Renewable | Power purchase agreement GLPL
Disclosure of transactions between related parties [line items]
Average price per MWh	100
Average price adjustment fixed rate percent	3.00%
Initial expiry date of power purchase agreements	2029
Extension year	2044
Option to extend a fixed price commitment, per MWh	60
Brookfield Renewable | Power purchase agreement MPT
Disclosure of transactions between related parties [line items]
Average price per MWh	127
Average price adjustment fixed rate percent	3.00%
Initial expiry date of power purchase agreements	2029
Brookfield Renewable | Power purchase agreement BPUSHA
Disclosure of transactions between related parties [line items]
Initial expiry date of power purchase agreements	2026
Agreement termination date	2046
Eletricity prices	75
Annual increment as % of CPI	40.00%
Maximum annual increment in power purchase agreements	3.00%
Reduction in price per MWh, tranche one	3
Reduction in price per MWh, tranche two	5.03
Brookfield Renewable | Power purchase agreement BPUSHA | Top of range
Disclosure of transactions between related parties [line items]
Extension year	2021
Brookfield Renewable | Power purchase agreement BPUSHA | Bottom of range
Disclosure of transactions between related parties [line items]
Extension year	2025
Brookfield Renewable | Power purchase agreement GLHA
Disclosure of transactions between related parties [line items]
Eletricity prices	37
Annual increment as % of CPI	20.00%
Brookfield Renewable | Power purchase agreement Lievre power
Disclosure of transactions between related parties [line items]
Eletricity prices	68
Annual increment as % of CPI	40.00%
Maximum annual increment in power purchase agreements	3.00%
Brookfield Renewable | Power purchase agreement hydro pontiac one
Disclosure of transactions between related parties [line items]
Initial expiry date of power purchase agreements	2029
Eletricity prices	68
Annual increment as % of CPI	40.00%
Commencement date of power purchase agreements	2019
Brookfield Renewable | Power purchase agreement hydro pontiac two
Disclosure of transactions between related parties [line items]
Commencement date of power purchase agreements	2020
Brookfield Renewable | Power Purchase Agreement Hydro Pontiac
Disclosure of transactions between related parties [line items]
Initial expiry date of power purchase agreements	2019
Brookfield Renewable | Power purchase agreement wind levelization
Disclosure of transactions between related parties [line items]
Expected generation | GWh	506